Related Party Transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2018, an entity controlled by Mr. Vadim Sakharov, former CEO of the Company and current director and executive officer, provided a $50,000 non-interest-bearing, no-term loan to the Company. An additional $5,530 of non-interest bearing no-term proceeds were loaned to the Company during the year ended December 31, 2019. As of June 30, 2020, and December 31, 2019, the balance was $55,530 and $55,530, respectively.

During the six months ended June 30, 2020 and 2019, the Company had expenses related to research and development costs of $12,800 and $27,390, respectively, to an entity controlled by Mr. Sakharov.

During the year ended December 31, 2019, an affiliate of Boris Goldstein, the Company’s Chairman of the Board, provided an aggregate total of $50,000, in non-interest-bearing, no-term loans to the Company. As of June 30, 2020 and December 31, 2019, the balance was $50,000 and $50,000, respectively.

On September 1, 2018, the Company entered into a sublease agreement with a company controlled by the Company’s Chairman, whereby the Company makes payments to the related party for shared office space. This lease was terminated on March 31, 2019. For the six months ended June 30, 2020 and 2019, the Company has made approximately $0 and $4,900, respectively, in rent payments to the related party.

During the year ended December 31, 2019, an affiliate of Nickolay Kukekov, a director of the Company, provided an aggregate total of $217,000 in non-interest-bearing, no-term loans to the Company. As of June 30, 2020 and December 31, 2019, the balance was $217,000 and $217,000, respectively.

During the six months ended June 30, 2020 and 2019, the Company purchased an aggregate of $167,659 and $47,042 of medical devices for resale and distribution from Neurotech, a company that Mr. Sakharov is a shareholder and executive manager.